Commitments and Contingencies - Additional Information (Details)														1 Months Ended		3 Months Ended	4 Months Ended		8 Months Ended		9 Months Ended		12 Months Ended
	Oct. 24, 2023 USD ($)	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Dec. 06, 2022 USD ($)	Sep. 09, 2022 USD ($)	Nov. 29, 2021 $ / shares shares	Nov. 29, 2021 $ / shares shares	Sep. 14, 2021 USD ($)	Sep. 13, 2021 USD ($)	Aug. 17, 2021 USD ($)	Jan. 19, 2021 USD ($)	Jan. 14, 2021 USD ($)	Sep. 28, 2020 USD ($)	Dec. 31, 2020 kWh	Apr. 30, 2020 kWh	Dec. 31, 2020 MWh	Dec. 31, 2022 USD ($) Units $ / shares	Dec. 31, 2021 USD ($) Units MWh $ / shares	Dec. 31, 2022 USD ($) kWh Day $ / shares	Dec. 31, 2020 kWh Day	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) Units $ / shares	Dec. 31, 2020	Aug. 18, 2021 USD ($)	Jun. 29, 2021 USD ($)
Commitments And Contingencies [Line Items]
Deposit assets non current		$ 5,400,000	$ 5,400,000														$ 4,941,000	$ 10,519,000	$ 4,941,000		$ 5,400,000		$ 4,941,000	$ 10,519,000
Common stock par or stated value per share | $ / shares						$ 0.0001	$ 0.0001
Bright Ridge And Washighton County Commission [Member] | Subsequent Event [Member] | Pending Litigation [Member]
Commitments And Contingencies [Line Items]
Loss contingency damages sought value	$ 12,500,000
Additional damages sought per day of operation after the order	$ 100,000
Time limit for removal of equipment from the site	120 days
Loss contingency accrual	$ 150,000,000
Date after which operations shall be discontinued	Mar. 31, 2026
Mining Related Equipment [Member]
Commitments And Contingencies [Line Items]
Deposit assets non current		0	$ 0														$ 0	$ 10,000,000	0		$ 0		$ 0	$ 10,000,000
Recorded unconditional purchase obligation minimum quantitiy required | Units																		885,000						885,000
Recorded unconditional purchase obligation quantity purchased | Units																	885,000
Block Chain Access UK Limited [Member] | Mining Service Agreement [Member]
Commitments And Contingencies [Line Items]
Percentage of revenue received to be deposited in the specific account			95.00%																				95.00%
Percentage of revenue received eligible to be deposited in the company account			5.00%																		5.00%
Long term purchase commitement date of expiry																					Feb. 28, 2027		Feb. 28, 2027
Monthly customer advance		$ 1,000,000	$ 1,000,000														$ 1,000,000		$ 1,000,000		$ 1,000,000		$ 1,000,000
Block Chain Access UK Limited [Member] | Mining Services Agreement Revenue [Member]
Commitments And Contingencies [Line Items]
Percentage of revenue received eligible to be deposited in the company account																							5.00%
Block Chain Access UK Limited [Member] | Mining Services Agreement Revenue [Member] | Mining Service Agreement [Member]
Commitments And Contingencies [Line Items]
Percentage of eligible revenue that is freely available for the company																					5.00%		5.00%
Block Chain Access UK Limited [Member] | Electricity Charges Associated With The Mining Services [Member] | Mining Service Agreement [Member]
Commitments And Contingencies [Line Items]
Recovery of direct costs																					$ 4,892,000	$ 1,480,000	$ 6,768,000
Block Chain Access UK Limited [Member] | Monthly Operating Expenses [Member] | Mining Service Agreement [Member]
Commitments And Contingencies [Line Items]
Recovery of direct costs																					$ 499,000	622,000	$ 792,000
ADIT EDTECH ACQUISITION CORP [Member]
Commitments And Contingencies [Line Items]
Common stock par or stated value per share | $ / shares		$ 0.0001	$ 0.0001														$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Registration rights agreement date																					Jan. 11, 2021		Jan. 11, 2021
Registration rights agreement term																					The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of Working Capital Loans) are entitled to registration rights pursuant to a registration rights agreement signed on January 11, 2021, requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.		The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of Working Capital Loans) are entitled to registration rights pursuant to a registration rights agreement signed on January 11, 2021, requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Gross proceeds from issuance of initial public offering																							$ 276,000,000
Deferred underwriting fees											$ 720,000
Deferred underwriting payable		$ 6,762,000	$ 6,762,000														$ 6,762,000	$ 9,660,000	$ 6,762,000		$ 6,762,000		6,762,000	$ 9,660,000
Deferred underwriting commissions charged to additional paid-in capital																							(2,898,000)	9,660,000
Contingent fee upon consummation of merger										$ 500,000																$ 250,000
ADIT EDTECH ACQUISITION CORP [Member] | Wells
Commitments And Contingencies [Line Items]
Contingent fee upon consummation of merger								$ 3,500,000	$ 1,000,000
Percentage of break up fee upon termination of business combination agreement									30.00%
Percentage of contingent fee								4.00%
Additional contingent fee upon consummation of merger								$ 1,500,000
Gross proceeds of securities sold in PIPE								$ 100,000,000
ADIT EDTECH ACQUISITION CORP [Member] | GRIID
Commitments And Contingencies [Line Items]
Business acquisition, number of shares issued | shares						58,500,000	58,500,000
ADIT EDTECH ACQUISITION CORP [Member] | IPO
Commitments And Contingencies [Line Items]
Gross proceeds from issuance of initial public offering												$ 240,000,000
KUB [Member] | Power To Be Procured Under Contract [Member] | Union Data [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement period																									5 years
Long term purchase commitement renewal period																									5 years
KUB [Member] | Power To Be Procured After Amendment [Member] | Union Data [Member] | Off Peak [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement energy volume required | kWh															200
KUB [Member] | Power To Be Procured After Amendment [Member] | Union Data [Member] | On Peak [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement energy volume required | kWh																				6,800
KUB [Member] | Power To Be Procured [Member] | Union Data [Member] | Off Peak [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement energy volume required | kWh															10
KUB [Member] | Power To Be Procured [Member] | Union Data [Member] | On Peak [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement energy volume required | kWh																				5,001
With An Energy Provider [Member] | Power To Be Procured [Member] | Red Dog [Member] | Off Peak [Member] | For The First Six Months [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement energy volume required | kWh														30
With An Energy Provider [Member] | Power To Be Procured [Member] | Red Dog [Member] | Off Peak [Member] | Beyond Six Months [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement energy volume required | kWh														25,001
With An Energy Provider [Member] | Power To Be Procured [Member] | Red Dog [Member] | On Peak [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement period														5 years 6 months
With An Energy Provider [Member] | Power To Be Procured [Member] | Red Dog [Member] | On Peak [Member] | For The First Six Months [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement energy volume required | kWh														5,001
With An Energy Provider [Member] | Power To Be Procured [Member] | Red Dog [Member] | On Peak [Member] | Beyond Six Months [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement energy volume required | kWh														25,001
With Certain Energy Provider [Member] | Site Location And Development Agreement [Member] | Red Dog [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement energy volume required | MWh																25
Long term purchase commitement energy gross amount													$ 1,284,000
Long term purchase commitement discount and economic development credit													270,000
Long term purchase commitement one time additional credit													100,000
Long term purchase commitement amount													914,000
Threshold amount upto which due period is not specified													600,000
Threshold amount beyon which due period is not specified													600,000
Number of monthly instalments													12,000
Letter of credit													600,000
Discount on loan payable to the energy provider													$ 235,000
Debt instrument interest rate effective percentage													4.50%
Payable To The Energy Provider																											$ 1,075,000
Incentive refundable in case of premature termination of contract													$ 100,000
Debt instrument periodic payment of principal																					50,000
Debt instrument annual payment of principal		$ 300,000	$ 300,000																		300,000
Lenoir Cities Utilities Board [Member] | Power To Be Procured [Member] | Ava Data [Member]
Commitments And Contingencies [Line Items]
Notice period for termination of the contract | Day																			90	90
Lenoir Cities Utilities Board [Member] | Power To Be Procured [Member] | Ava Data [Member] | For The First Six Months [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement period																			5 years	5 years
Long term purchase commitement energy volume required | kWh																			5,001	5,001
Helix Digital Partners [Member] | Development And Operation Agreement [Member]
Commitments And Contingencies [Line Items]
Fuel costs																					$ 28,000	261,000	$ 340,000
Helix Digital Partners [Member] | Data Black River [Member] | Development And Operation Agreement [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement period																		3 years
Long term purchase commitement energy volume required | MWh																		20
Management fees revenue eligilibility per month																		$ 25,000
Percentage of foregone revenue entitled		25.00%	25.00%														25.00%		25.00%		25.00%		25.00%
Revenue from contract with customers excluding assessed tax																					$ 0	461,000	$ 462,000
Revenue in excess of fees																					0	323,000	204,000	429,000
Long term purchase commitement notice period required																		60 days
Long term purchase commitement notice period required based on revenue thresholds																		90 days
Fuel costs																					32,000	298,000	340,000	199,000
Revenue accrued to the counterparty																					24,000	$ 474,000	504,000	504,000
Hephaestus Capital Group [Member] | Evaluation Agreement [Member]
Commitments And Contingencies [Line Items]
Term of agreement		6 months
Low Time Preference Two Fund LLC [Member] | Evaluation Agreement [Member]
Commitments And Contingencies [Line Items]
Term of agreement		6 months
Underwriting Agreement | ADIT EDTECH ACQUISITION CORP [Member]
Commitments And Contingencies [Line Items]
Deferred underwriting payable		$ 6,762,000	$ 6,762,000														$ 6,762,000	$ 9,660,000	$ 6,762,000		6,762,000		6,762,000	$ 9,660,000
Deferred underwriting commissions charged to additional paid-in capital																					2,898,000		2,898,000
Underwriting Agreement | ADIT EDTECH ACQUISITION CORP [Member] | Early Bird Capital, Inc
Commitments And Contingencies [Line Items]
Deferred underwriting payable				$ 6,762,000
legal expenses reimbursement																					$ 0		$ 0
Initial business combination expense reimbursement				3,381,000
Underwriting Agreement | ADIT EDTECH ACQUISITION CORP [Member] | IPO
Commitments And Contingencies [Line Items]
Underwriting discount paid in cash on gross proceeds of IPO percentage											2.00%
Gross proceeds from issuance of initial public offering											$ 5,520,000
Deferred fee on gross proceeds of IPO percentage											3.50%
Deferred underwriting fees											$ 9,660,000
Underwriting Agreement | ADIT EDTECH ACQUISITION CORP [Member] | Maximum | Early Bird Capital, Inc
Commitments And Contingencies [Line Items]
legal expenses reimbursement				$ 150,000
Cybersecurity Due Diligence Services | ADIT EDTECH ACQUISITION CORP [Member] | Evolve
Commitments And Contingencies [Line Items]
Merger related costs										55,000
Accounting Due Diligence Services | ADIT EDTECH ACQUISITION CORP [Member] | Edelstein
Commitments And Contingencies [Line Items]
Merger related costs										$ 16,000
Share Purchase Agreement
Commitments And Contingencies [Line Items]
Time period of notice for termination of the agreement																					90 days		90 days
Share Purchase Agreement | GRIID
Commitments And Contingencies [Line Items]
Commitment fee					$ 4,000,000
Percentage of total equity interests diluted basis outstanding					2.00%
Percentage of closing price of shares					90.00%
Business combination, percentage of total consideration paid					1.00%
Share Purchase Agreement | G E M Yield Bahamas Limited
Commitments And Contingencies [Line Items]
Common stock par or stated value per share | $ / shares		$ 0.0001	$ 0.0001														$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Subscription price as a percentage of issue price			92.00%																				92.00%
Number of trading days for determining the closing share price																					30 days		30 days
Business acquisition, issue value					$ 200,000,000,000
Share Purchase Agreement | ADIT EDTECH ACQUISITION CORP [Member] | GRIID
Commitments And Contingencies [Line Items]
Commitment fee					$ 4,000,000
Percentage of total equity interests diluted basis outstanding					2.00%
Percentage of closing price of shares					90.00%
Business combination, percentage of total consideration paid					1.00%
Share Purchase Agreement | ADIT EDTECH ACQUISITION CORP [Member] | G E M Yield Bahamas Limited
Commitments And Contingencies [Line Items]
Business acquisition, issue value					$ 200,000,000